Document And Entity Information	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	THIRD COAST BANCSHARES, INC.
Entity Central Index Key	0001781730
Entity Emerging Growth Company	true
Entity File Number	001-41028
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	46-2135597
Entity Address, Address Line One	20202 Highway 59 North
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Humble
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77338
City Area Code	281
Local Phone Number	446-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	TCBX
Security Exchange Name	NYSE